UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

_______________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

_______________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Principal Amount		Country Code	Value

	BONDS - 76.2%
	FOREIGN CORPORATE BONDS - 73.0%
$200,000	AES Chivor & Cia SCA ESP
	9.75%, 12/30/2014	CO	$233,500
950,000	AES Gener SA
	7.5%, 3/25/2014	CL	1,029,438
300,000	Alestra SA
	11.75%, 8/11/2014	MX	346,500
300,000	American International Group, Inc.
	5.05%, 10/1/2015	US	309,262
385,000	Banco Cruzeiro do Sul SA
	8.5%, 2/20/2015	BR	392,700
300,000	Banco Fibra SA
	5.125%, 4/29/2013	BR	299,827
800,000	Banco Industrial e Comercial SA
	6.25%, 1/20/2013	BR	826,000
950,000	Banco Mercantil del Norte SA
	4.375%, 7/19/2015	MX	968,952
370,000	Banco Santander
	5.375%, 12/9/2014	CL	388,366
400,000	Banco Santander
	2.875%, 11/13/12	CL	403,820
800,000	BES Investimento do Brasil SA
	5.625%, 3/25/2015	BR	779,992
200,000	BES Investimento do Brasil SA
	5.75%, 5/29/2012	BR	197,269
705,000	Braskem International Ltd.
	9.375%, 6/1/2015	BR	835,425
300,000	CCL Finance Ltd.
	9.5%, 8/15/2014	BR	345,750
770,000	Celulosa Arauco y Constitucion SA
	5.125%, 7/9/2013	CL	807,806
385,670	Continental Airlines 2007-1 Class C Pass Through Trust
	7.339%, 4/19/2014	US	385,670
874,000	Corp GEO SAB de CV
	8.875%, 9/25/2014	MX	985,435
620,000	Corp Nacional del Cobre de Chile
	5.5%, 10/15/2013	CL	675,242
800,000	CSN Islands VIII Corp.
	9.75%, 12/16/2013	BR	930,000
500,000	Desarrolladora Homex SAB de CV
	7.5%, 9/28/2015	MX	518,750
780,000	EEB International Ltd.
	8.75%, 10/31/2014	CO	839,007
565,000	Empresa Nacional de Electricidad SA
	8.35%, 8/1/2013	CL	633,779
820,000	Enersis SA
	7.375%, 1/15/2014	CL	907,515
300,000	Energipe Y Saelpa
	10.500%, 7/19/13	BR	342,750
800,000	Financiera Independencia SAB de CV
	10%, 3/30/2015	MX	848,000
400,000	Ford Motor Credit Co. LLC
	7%, 10/1/2013	US	429,108

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Principal Amount		Country Code	Value

$670,000	Grupo Petrotemex SA de CV
	9.5%, 8/19/2014	MX	$750,400
400,000	International Lease Finance Corp.
	5.400%, 2/15/2012	US	406,000
200,000	International Lease Finance Corp.
	5.75%, 6/15/2011	US	202,000
900,000	Inversiones CMPC SA
	4.875%, 6/18/2013	CL	936,225
180,000	Itau Unibanco Holding SA
	10%, 8/15/2011	BR	190,008
695,000	JBS SA
	10.5%, 8/4/2016	BR	767,975
200,000	Morgan Stanley
	4.75%, 4/1/2014	US	204,958
190,000	Parana Banco SA
	7.375%, 12/21/2012	BR	196,027
350,000	Sovereign Bank
	5.125%, 3/15/2013	US	354,426
			19,667,882

	FOREIGN GOVERNMENT BOND - 3.2%
766,000	Costa Rica Government International Bond
	6.548%, 3/20/2014	CR	860,792
			860,792

	TOTAL BONDS		20,528,674
	(Cost $20,457,606)

Number of Shares		Country Code	Value

	COMMON STOCKS - 20.0%
	CONSUMER DISCRETIONARY - 1.5%
27,951	Gafisa SA - ADR	BR	$406,128
95	Grupo Televisa SA - ADR	MX	2,463
			408,591

	CONSUMER STAPLES - 2.1%
200	BRF - Brasil Foods SA - ADR	BR	3,376
250	Cia Cervecerias Unidas SA - ADR	CL	15,088
2,175	Coca-Cola Femsa SAB de CV - ADR	MX	179,285
4,490	ConAgra Foods, Inc.	US	101,384
4,451	Fomento Economico Mexicano SAB de CV - ADR	MX	248,900
185	Molson Coors Brewing Co.	US	9,285
			557,318

	ENERGY - 1.0%
117	Ecopetrol SA - ADR	CO	5,104
5,000	Total SA - ADR	FR	267,400
			272,504

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Number of Shares		Country Code	Value

	FINANCIALS - 7.3%
75	Banco Latinoamericano de Comercio Exterior SA	PA	$1,384
7,500	BanColombia SA - ADR	CO	464,325
52,922	Bank of America Corp.	US	705,979
7,512	Citigroup, Inc. *	US	35,532
4,510	Credicorp Ltd.	PE	536,284
13,838	IRSA Inversiones y Representaciones SA - ADR	AR	222,653
			1,966,157

	HEALTH CARE - 0.4%
1,500	Johnson & Johnson	US	92,775

	INDUSTRIALS - 1.0%
9,079	Lan Airlines SA - ADR	CL	279,452
			279,452

	MATERIALS - 4.2%
45,197	Cemex SAB de CV ADR *	MX	484,060
8,084	Cia de Minas Buenaventura SA - ADR	PE	395,793
1,033	Cia Siderurgica Nacional SA ADR	BR	17,220
14,000	Fibria Celulose SA ADR	CL	224,000
170	Sociedad Quimica y Minera de Chile SA ADR	PE	9,931
16	Vale SA ADR	BR	553
			1,131,557

	TELECOMMUNICATIONS - 1.8%
250	America Movil SAB de CV - ADR	MX	14,335
21,000	Tele Norte Leste Participacoes SA - ADR	BR	308,700
10,000	Telefonos de Mexico SAB de CV - ADR	MX	161,400
			484,435

	UTILITIES - 0.7%
14,470	Centrais Eletricas Brasileiras SA - ADR	BR	198,962

	TOTAL COMMON STOCK		5,391,751
	(Cost $5,486,181)

	EXCHANGE TRADED FUNDS - 1.7%
60	iShares MSCI Brazil Index Fund	BR	4,644
2,500	iShares MSCI Chile Investable Market Index Fund	CL	199,000
430	iShares MSCI Mexico Investable Market Index Fund	MX	26,626
1,880	SPDR S&P 500 ETF Trust	US	236,466
	TOTAL EXCHANGE TRADED FUNDS		466,736
	(Cost $449,431)

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Principal Amount		Country Code	Value

	SHORT TERM INVESTMENT - 1.5%
$405,537	UMB Money Market Fiduciary, 0.01% †	US	$405,537

	TOTAL SHORT TERM INVESTMENTS		405,537
	(Cost $405,537)

	TOTAL INVESTMENT - 99.4%
	(Cost $26,798,755)		26,792,698
	Other assets less liabilities - 0.6%		166,832
	TOTAL NET ASSETS - 100%		$26,959,530

ADR	American Depository Receipt.
*	Non-income producing security.
†	The rate quoted is the anualized seven-day yield of the Fund at the period end.
AR	Argentina
BR	Brazil
CL	Chile
CO	Colombia
CR	Costa Rica
FR	France
MX	Mexico
PA	Panama
PE	Peru
US	United States

Country Representation as of 12/31/10 (% of total investments)

Country Breakdown	% of Total Investments
Brazil	26.3%
Chile	24.3%
Mexico	20.7%
United States	14.5%
Colombia	5.7%
Peru	3.5%
Costa Rica	3.2%
France	1.0%
Argentina	0.8%
Panama	0.0%
Total	100.0%

See accompanying Notes to Schedule of Investments

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
December 31, 2010

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information
At December 31, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$26,868,936

Gross unrealized appreciation	$321,396
Gross unrealized depreciation	(397,634)
Net unrealized depreciation on investments	$(76,238)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$5,391,752	$ -	$ -	$5,391,752
Exchange Traded Funds	466,736	-	-	466,736
Foreign Corporate Bonds	4,026,044	15,641,837	-	19,667,881
Foreign Government Bonds	-	860,792	-	860,792
Short-Term Investments	405,537	-	-	405,537
Total Investments, at Value	$10,290,069	$16,502,629	$ -	$26,792,698

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $16,502,629 of investment securities from the Fund were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	2/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	2/25/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	2/25/11

* Print the name and title of each signing officer under his or her signature.